Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Operating lease liability		$ 316,008		$ 546,022
Weighted average remaining lease term		1 year 3 months		2 years 3 months
Weighted average discount rate		5.00%		5.00%
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current	$ 180,886	$ 297,394		$ 521,782
Operating lease liability	$ 202,002	$ 316,008
Weighted average remaining lease term	9 months	1 year 3 months
Weighted average discount rate	5.00%	5.00%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current	$ 249,402	$ 286,397	$ 316,557
Operating lease liability	$ 252,915	$ 287,994
Weighted average remaining lease term	3 years 29 days	3 years 6 months 29 days
Weighted average discount rate	5.00%	5.00%
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current		$ 286,397	$ 316,557
Operating lease liability		$ 287,994
Weighted average remaining lease term		3 years 6 months 29 days
Weighted average discount rate		5.00%